BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), the instructions to Form 10-Q and Regulation S-X and do not include all the information and disclosures required by GAAP. The Company has made estimates and judgments affecting the amounts reported in the Company’s condensed consolidated financial statements and the accompanying notes. The condensed consolidated financial information is unaudited and reflects all normal adjustments that are, in the opinion of management, necessary to provide a fair statement of results for interim periods presented. These condensed consolidated financial statements should be read in conjunction with IMHC’s Current Report on Form 8-K relating to the Acquisition filed with the SEC on September 6, 2022.

The condensed consolidated balance sheets as of December 31, 2021 were derived from TOGI’s 2021 financial statements. Results of the three and nine months ended September 30, 2022, are not necessarily indicative of the results to be expected for the full year ending December 31, 2022.

Accounting Estimates

Accounting Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. Key estimates include allowances for inventory obsolescence, accruals of certain liabilities including product warranties, useful lives of assets, and valuation allowance related to deferred tax assets.

Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements

The interim condensed consolidated balance sheet as of September 30, 2022, the interim condensed consolidated statements of operations for the three and nine months ended September 30, 2022 and 2021, the statement of cash flows for the nine months ended September 30, 2022 and 2021, and the interim condensed consolidated statement of changes in stockholders’ deficit for the three and nine months ended September 30, 2022 and 2021 are unaudited. The financial data and the other financial information disclosed in the notes to these condensed consolidated financial statements related to the three and nine month periods are also unaudited. The results of operations for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer,
•	Step 2: Identify the performance obligations in the contract,
•	Step 3: Determine the transaction price,
•	Step 4: Allocate the transaction price to the performance obligations in the contract, and
•	Step 5: Recognize revenue when the company satisfies a performance obligation.

Sales of Products

The Company generates revenues from the sale of its products through a direct and indirect sales force. The Company’s performance obligations to deliver products are satisfied at the point in time when products are received by the customer, which is when the customer obtains control over the goods. The Company provides standard assurance warranties, which are not separately priced or considered material, that the products function as intended. The Company primarily receives fixed consideration for sales of product. Some of the Company’s contracts with distributors include stock rotation rights after six months for slow moving inventory, which represents variable consideration. The Company uses an expected value method to estimate variable consideration and constrains revenue for estimated stock rotations until it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, returns have been insignificant. The Company’s customers generally pay within 30 days from the receipt of a valid invoice.

Because the Company’s product sales agreements have an expected duration of one year or less, the Company has elected to adopt the practical expedient in ASC 606-10-50-14(a) of not disclosing information about its remaining performance obligations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company’s cash is maintained in checking accounts with reputable financial institutions. These balances may, at times, exceed the U.S. Federal Deposit Insurance Corporation insurance limits. As of September 30, 2022 and December 31, 2021, the Company had cash of $65,000 and $112,000, respectively. The Company has not experienced any losses on deposits of cash and cash equivalents.

Accounts Receivable, Net

Accounts Receivable, Net

The Company’s receivables are recorded when billed and represent claims against third parties that will be settled in cash. The carrying amount of the Company’s receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Company individually reviews all accounts receivable balances and based upon an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected. The Company estimates the allowance for doubtful accounts based on historical collection trends, age of outstanding receivables and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. A customer’s receivable balance is considered past-due based on its contractual terms. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. Based on an assessment, as of September 30, 2022 and December 31, 2021, of the collectability of invoices, an allowance for doubtful accounts was not recorded against the Company’s accounts receivable.

Inventory

Inventory

Inventories are valued at the lower of cost or net realizable value after using the first-in, first-out method. Inventory write-offs are provided to cover risks arising from technological obsolescence as the Company’s products are mostly original equipment manufactured for its clients.

The Company periodically assesses its inventories valuation with respect to obsolete items by reviewing revenue forecasts and technological obsolescence and moving such items into a reserve allowance for obsolescence. When inventories on hand exceed the foreseeable demand or become obsolete, the value of excess inventory, which at the time of the review was not expected to be sold, is written off.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following rates:

Useful Lives
Asset	(In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 15
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Warranty

Warranty

The Company offers a warranty period for all its manufactured products to function free from defects in material and workmanship under normal use and service for one to two years on most products and up to five years for rugged power products for the defense and aerospace markets. For the Company’s electric vehicle supply equipment product line, the Company offers up to a three year extended warranty beyond the manufacturing warranty period, although not considered material to its revenue stream. The Company also provides end user technical support for up to fifteen (15) years on many of its products that have long lifetimes. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, the sector product being used, historical rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability. As of September 30, 2022 and December 31, 2021 the Company’s accrued warranty liability was $54,000.

Income Taxes

Income Taxes

The Company determines its income taxes under the asset and liability method in accordance with ASC No. 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Income and Comprehensive Income in the period that includes the enactment date.

The Company accounts for uncertain tax positions in accordance with ASC No. 740-10-25. ASC No. 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC No. 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense. ASC No. 740-10-25 also requires management to evaluate tax positions taken by the Company and recognize a liability if the Company has taken uncertain tax positions that more likely than not would not be sustained upon examination by applicable taxing authorities. Management of the Company has evaluated tax positions taken by the Company and has concluded that as of September 30, 2022 and December 31, 2021, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability that would require disclosure in the financial statements.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present. When the carrying value of an asset exceeds the associated undiscounted expected future cash flows, it is considered to be impaired and is written down to fair value. During the nine months ended September 30, 2022 and 2021, the Company recognized no impairment of long-lived assets.

Segments

Segments

The Company determined that its two primary brands constitute its two operating segments. However, the Company’s operating segments continue to be aggregated into one reportable segment based on the similarity in economic characteristics, other qualitative factors and the objectives and principles of ASC 280, Segment Reporting.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables.

Trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the U.S. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. At September 30, 2022, receivables from three customers made up 47% of the current receivables but the majority of the balances were outstanding for less than 90 days. Greater than 90 day receivables balance was less than 1%. At December 31, 2021 four customers made up 49% of the outstanding receivables with only one customer being the same customer as referred to with respect to the September 30, 2022 concentration.

An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. As of September 30, 2022 and December 31, 2021, there were no allowances for doubtful accounts.

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customer	Revenue
Customer A	$300,000	27%	$563,000	14%

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customer	Revenue	Customer	Revenue
Customer A	$279,000	25%	$933,000	22%

Leases

Leases

The Company accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases. Operating leases are recognized as Right-of-use (“ROU”) assets, Operating lease liability, current, and Operating lease liability, non-current on the condensed consolidated balance sheets. Lease assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. In certain of the lease agreements, the Company receives rent holidays and other incentives. The Company recognizes lease costs on a straight-line basis over the lease term without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the life of the lease, without assuming renewal features, if any, are exercised. The Company elected the practical expedient in ASC 842 and does not separate lease and non-lease components for its leases.

Net Loss per Share

Net Loss per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. As of September 30, 2022 and December 31, 2021, the Company had 161,704,695 and 0 shares issued and outstanding, respectively. In addition, the Company has 21,478,923 and 0 of potential Common Stock equivalents outstanding as of September 30, 2022 and 2021, respectively, related to convertible notes payable and accrued interest which were excluded from the diluted EPS calculation as they are antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Certain new accounting pronouncements that have been issued are not expected to have a significant effect on the Company’s condensed consolidated financial statements.

In October 2021, the Financial Accountings Standards Board (“FASB”) issued accounting standards update 2021-08, “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company does not expect this guidance to have a material impact on its condensed consolidated financial statements.